UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              96

Form 13F Information Table Value Total:              $308,193
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trus      STOCK   02607P305     3,581     347,000   SH              SOLE      NONE                   NONE
Apartment Investment & Managem      STOCK   03748R101    10,800     214,200   SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109     9,602     816,500   SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105     6,587     422,500   SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203       857      30,000   SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106     7,433     203,923   SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co         STOCK   225756105    14,202     632,900   SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103     8,123     154,104   SH              SOLE      NONE                   NONE
Equity Inns Inc                     STOCK   294703103     7,952     355,000   SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100     3,564     139,500   SH              SOLE      NONE                   NONE
Federal Realty Investment Trus      STOCK   313747206     3,446      44,600   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103    11,111     286,651   SH              SOLE      NONE                   NONE
Frontline Capital Group             STOCK   35921N101         0         640   SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102    11,926     477,050   SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421915109     7,169     247,800   SH              SOLE      NONE                   NONE
Health Care REIT Inc                STOCK   42217K106     9,565     237,000   SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421946104     9,256     333,200   SH              SOLE      NONE                   NONE
Highwoods Properties Inc            STOCK   431284108     8,306     221,500   SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102    11,829     285,100   SH              SOLE      NONE                   NONE
HRPT Properties Trust               STOCK   40426W101    11,082   1,065,600   SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101    12,495     600,700   SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104       637      14,500   SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101     6,775      82,200   SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104     2,744      63,100   SH              SOLE      NONE                   NONE
Malan Realty Investors Inc          STOCK   561063108         4       5,000   SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103    10,417     198,500   SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104     4,669     147,200   SH              SOLE      NONE                   NONE
National Health Realty Inc          STOCK   635905102     1,263      53,600   SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106     9,398     429,916   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104    10,401     382,400   SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100       934      59,000   SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107    11,823     266,694   SH              SOLE      NONE                   NONE
PMC Commercial Trust                STOCK   693434102     1,688     128,400   SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107     6,636     127,300   SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr      STOCK   751452202     7,143     198,800   SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104     1,738      69,000   SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109     1,032      50,700   SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109       558       6,000   SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101       615       4,964   SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108     3,602      74,800   SH              SOLE      NONE                   NONE
Sun Communities Inc                 STOCK   866674104     1,893      63,600   SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103        99       2,000   SH              SOLE      NONE                   NONE
TravelCenters of America LLC        STOCK   894174101       775      19,150   SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104     1,762      67,000   SH              SOLE      NONE                   NONE
VelocityHSI Inc                     STOCK   92257K102         0       1,260   SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101     1,475      17,000   SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100     1,339      25,000   SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111       858      20,000   SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103     2,181      31,100   SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101       509      11,300   SH              SOLE      NONE                   NONE
American Express Co                 STOCK   025816109     1,224      20,000   SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100       553      10,000   SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105       653       8,000   SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104     1,223      25,007   SH              SOLE      NONE                   NONE
Capital One Financial Corp          STOCK   14040H105       471       6,000   SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101     1,801      23,000   SH              SOLE      NONE                   NONE
CIGNA Corp                          STOCK   125509109     1,410      27,000   SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102       836      30,000   SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                STOCK   194162103       493       7,600   SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104     1,178      15,000   SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104       618      13,700   SH              SOLE      NONE                   NONE
Devon Energy Corp                   STOCK   25179M103       470       6,000   SH              SOLE      NONE                   NONE
Duke Energy Corp                    STOCK   26441C105       472      25,800   SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102       905      50,000   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103       388      10,000   SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103     2,526      66,000   SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103     1,339      30,000   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104       512      22,142   SH              SOLE      NONE                   NONE
IBM                                 STOCK   459200101       421       4,000   SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104       943      15,300   SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100     2,334      48,164   SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102     1,177      15,092   SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104     1,709      58,000   SH              SOLE      NONE                   NONE
Motorola Inc                        STOCK   620076109       655      37,000   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104       272      10,000   SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106       586      15,000   SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100       780       8,000   SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204       562      20,000   SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105       117       2,000   SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101       385      15,000   SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108     1,492      23,000   SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103       435      17,000   SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109     1,906      31,147   SH              SOLE      NONE                   NONE
Schering-Plough Corp                STOCK   806605101       974      32,000   SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108       858      10,100   SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109       335      12,900   SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl      STOCK   85590A401       235       3,500   SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106     1,088      17,100   SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104       753      20,000   SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   902124106       811      24,000   SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102     2,046      40,000   SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104     2,429      59,000   SH              SOLE      NONE                   NONE
Walgreen Co                         STOCK   931422109     1,720      39,500   SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103       933      19,400   SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101     1,027      29,200   SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100     2,288      39,900   SH              SOLE      NONE                   NONE